Restatement of Previously Issued Financial Statements	10 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Restatement of Previously Issued Financial Statements
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic
815-40,
Contracts in Entity’s Own Equity. ASC
Section 815-40-15
addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC
Section 815-40-15,
a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management concluded that the Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC
Section 815-40-15
because the holder of the instrument is not an input into the pricing of a fixed-for-fixed
option on equity shares. In addition, based on management’s evaluation, in consultation with the Company’s audit committee, management concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC
Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 6, 2020 (audited)
Warrant Liability	$—	$21,365,881	$21,365,881
Total Liabilities	17,077,632	21,365,881	38,373,513
Ordinary Shares Subject to Possible Redemption	459,543,610	(21,365,881)	438,177,729
Class A Ordinary Shares	205	213	418
Additional Paid-in Capital	5,008,771	777,231	5,786,002
Accumulated Deficit	(10,349)	(777,444)	(787,793)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$70,284,660	$70,284,660
Total Liabilities	17,831,001	70,284,660	88,115,661
Ordinary Shares Subject to Possible Redemption	487,050,980	(70,284,660)	416,766,320
Class A Ordinary Shares	215	703	918
Additional Paid-in Capital	5,052,250	48,548,790	53,601,040
Accumulated Deficit	(53,732)	(48,549,493)	(48,603,225)

Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(47,727,542)	$(47,727,542)
Allocation of initial public offering expenses to warrant liability	—	(821,951)	(821,951)
Net loss	(53,732)	(48,549,493)	(48,603,225)
Basic and diluted net loss per share, Class B ordinary shares	(0.01)	(4.11)	(4.12)

Cash Flow Statement for the Period from February 19, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(53,732)	$(48,549,493)	$(48,603,225)
Change in fair value of warrant liability	—	47,727,542	47,727,542
Allocation of initial public offering costs to warrant liability	—	821,951	821,951
Initial classification of warrant liability	—	22,557,118	22,557,118
Initial classification of Class A ordinary shares subject to possible redemption	487,094,360	[22,557,118 ]	464,537,242
Change in value of Class A ordinary shares subject to possible redemption	(43,380)	(47,727,542)	(47,770,922)